Cash Flow Detail - Investing Activities, Proceeds and Payments on Companies (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Continuing And Discontinued Operations [Line Items]
Proceeds on disposals of companies, net of cash and cash equivalents disposed	€ 13,369	€ 81	€ 1,723
Payments on investments in companies, net of cash and cash equivalents acquired	(414)	(79)	(12)
Cancom Ltd.
Continuing And Discontinued Operations [Line Items]
Payments on investments in companies, net of cash and cash equivalents acquired	(374)	0	0
UGG TopCo GmbH & Co KG
Continuing And Discontinued Operations [Line Items]
Payments on investments in companies, net of cash and cash equivalents acquired	(27)	0	0
Others
Continuing And Discontinued Operations [Line Items]
Payments on investments in companies, net of cash and cash equivalents acquired	(13)	(79)	(12)
VMED O2 UK Ltd
Continuing And Discontinued Operations [Line Items]
Proceeds on disposals of companies, net of cash and cash equivalents disposed	5,872	0	0
Telxius Towers
Continuing And Discontinued Operations [Line Items]
Proceeds on disposals of companies, net of cash and cash equivalents disposed	7,434	0	0
Telefónica de Costa Rica TC, S.A.
Continuing And Discontinued Operations [Line Items]
Proceeds on disposals of companies, net of cash and cash equivalents disposed	442	0	0
InfraCo, SpA
Continuing And Discontinued Operations [Line Items]
Proceeds on disposals of companies, net of cash and cash equivalents disposed	479	0	0
Seguos de Vida y Pensiones Antares
Continuing And Discontinued Operations [Line Items]
Proceeds on disposals of companies, net of cash and cash equivalents disposed	0	0	151
Telefónica Moviles Guatemala
Continuing And Discontinued Operations [Line Items]
Proceeds on disposals of companies, net of cash and cash equivalents disposed	0	0	270
Telefonía Celular de Nicaragua, S.A.
Continuing And Discontinued Operations [Line Items]
Proceeds on disposals of companies, net of cash and cash equivalents disposed	0	0	342
Telefónica Móviles Panamá, S.A.
Continuing And Discontinued Operations [Line Items]
Proceeds on disposals of companies, net of cash and cash equivalents disposed	0	0	519
Sale of data center businesses
Continuing And Discontinued Operations [Line Items]
Proceeds on disposals of companies, net of cash and cash equivalents disposed	0	0	515
Telfin Ireland
Continuing And Discontinued Operations [Line Items]
Proceeds on disposals of companies, net of cash and cash equivalents disposed	35	0	0
Tax associated with the sales of operating businesses in Guatemala, Nicaragua and Panamá in Telefónica Centroamérica Inversiones, S.L.
Continuing And Discontinued Operations [Line Items]
Proceeds on disposals of companies, net of cash and cash equivalents disposed	0	71	(83)
Others
Continuing And Discontinued Operations [Line Items]
Proceeds on disposals of companies, net of cash and cash equivalents disposed	24	10	9
Telxius Towers - Tax
Continuing And Discontinued Operations [Line Items]
Proceeds on disposals of companies, net of cash and cash equivalents disposed	€ (917)	€ 0	€ 0